Financial Risk Management - Summary of Aging of Groups Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 103,522	$ 103,366
Gross carrying amount	104,817	104,144
Allowance for expected credit losses	(1,295)	(778)	$ (1,220)
Current
Aging Of Current Trade Receivables [Line Items]
Trade receivables	93,425	86,760
1-30 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	6,127	12,787
31-60 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	2,941	2,527
61-90 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	697	681
91- Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 1,627	$ 1,389